Share-Based Payment and Related Stock Option Plan - Summary of Company's Stock Options (Detail) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning balance, Number of Options	432,500	399,151	399,151
Granted, Number of Options		64,065	64,064	52,083
Forfeited, Number of Options		(30,716)	(30,715)	(67,366)
Cancelled, Number of Options	(432,500)
Ending balance, Number of Options	0	432,500	432,500	399,151
Beginning balance, Weighted Average Grant Date Fair Value per Option	$ 15.45	$ 15.82	$ 15.82
Granted, Weighted Average Grant Date Fair Value per Option		13.50	13.50	$ 15.91
Forfeited, Weighted Average Grant Date Fair Value per Option		15.80	15.80	15.80
Cancelled, Weighted Average Grant Date Fair Value per Option	(15.45)
Ending balance, Weighted Average Grant Date Fair Value per Option	0	15.45	15.45	15.82
Beginning balance, Weighted Average Exercise Price	141.53	141.53	141.53
Granted, Weighted Average Exercise Price		141.53	141.53	141.53
Forfeited, Weighted Average Exercise Price		141.53	141.53	141.53
Cancelled, Weighted Average Exercise Price	(141.53)
Ending balance, Weighted Average Exercise Price	$ 0	$ 141.53	$ 141.53	$ 141.53
Weighted Average Remaining Contractual Term		7 years 10 months 24 days	7 years 8 months 12 days	8 years 4 months 24 days
Cancelled, Weighted Average Remaining Contractual Term	7 years 8 months 12 days
After Effect Of Recapitalization [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning balance, Number of Options	432,500	399,151	399,151	414,434
Ending balance, Number of Options			432,500	399,151
Beginning balance, Weighted Average Grant Date Fair Value per Option	$ 15.45	$ 15.82	$ 15.82	$ 15.80
Ending balance, Weighted Average Grant Date Fair Value per Option			15.45	15.82
Beginning balance, Weighted Average Exercise Price	$ 141.53	$ 141.53	141.53	141.53
Ending balance, Weighted Average Exercise Price			$ 141.53	$ 141.53
Weighted Average Remaining Contractual Term	7 years 8 months 12 days	8 years 4 months 24 days		9 years 3 months 18 days